PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES - Short term provisions (Details) ₺ in Thousands, $ in Thousands	Nov. 11, 2022 TRY (₺)	Dec. 31, 2022 TRY (₺)	Dec. 02, 2022 TRY (₺)	Dec. 02, 2022 USD ($)	Dec. 31, 2021 TRY (₺)	Dec. 31, 2020 TRY (₺)
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Provisions		₺ 395,025			₺ 217,529	₺ 8,346
Provision for settlement of legal proceedings
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Provisions		260,375	₺ 260,375	$ 13,900	0
Provision for Competition Authority penalty
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Provisions		₺ 95,643			₺ 209,484
Percentage of standalone annual net revenue for 2021 used to calculate provision for competition authority investigation		1.50%			2.00%
Early payment discount		25.00%			25.00%
Discretionary discount on penalty		25.00%
Provision for Competition Authority penalty | Minimum
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Percentage of standalone annual net revenue for 2021 used to calculate provision for competition authority investigation					2.00%
Provision for Competition Authority penalty | Maximum
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Percentage of standalone annual net revenue for 2021 used to calculate provision for competition authority investigation					4.00%
Provision for Competition Authority on-site inspection
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Amount of administrative fine imposed	₺ 35,278
Amount of administrative fine paid	₺ 26,459
Early payment discount	25.00%
Provision for Turkish Capital Markets Board fee
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Provisions		₺ 23,745
Board registration fee		23,745
Provision for legal disputes
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Provisions		₺ 15,262			₺ 8,045	₺ 8,346